Income taxes - Unrecognized Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net operating tax losses carried forward	$ 24,865	$ 27,082
Deductible temporary differences, including capital losses	$ 12,132	$ 11,645